CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES
CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES

7.     CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES

The Company issued the following convertible non-redeemable preference shares (collectively, the “Preference shares”):

Date	Series	Price/Share	Gross proceeds
December 1999	B	$3.17	$27,086,226
	C	$1.82	$2,250,000
March 2000	C-1	$4.89	$1,000,000
	D	$5.77	$10,000,000

The Preference Shares were initially entitled to a liquidation preference, payable upon a deemed liquidation event, equivalent to the initial purchase price. A deemed liquidation event includes the consolidation or the merger of the Group into or with another company in which there is a change in control, and the sale, lease, transfer or other disposition of all or substantially all of the assets of the Group. The Preference Shares were also convertible, at the option of the holder, into ordinary shares at a conversion rate equal to the initial purchase price per share.

In April, 2006, a restructuring occurred wherein the Preferred Shareholders received 150,000,000 ordinary shares in exchange for a $15 million reduction in the aggregate liquidation preference. As a result, the Preference Shares had a liquidation preference equivalent to approximately 62.8% of their initial purchase price. Further, the conversion price was reduced for the Series B, Series C, Series C-1 and Series D shares to $0.30, $0.17, $0.46 and $0.55, respectively.

The Preference Shares were entitled to dividends declared at the discretion of the directors of the Group. In addition, the Preference Shares contained provisions that did not permit payment of dividends to ordinary shareholders without first paying an undefined dividend to the Preferred Shareholders.

The Group considered the deemed liquidation event provisions to be an in-substance contingent redemption feature. As such, the Preference Shares have been classified as mezzanine equity as redemption is considered to be outside of the control of the Group and have been recorded at liquidation value.

Upon the initial public offering of the Group on October 26, 2010, the Preference Shares were automatically converted to ordinary shares.